INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

The Company’s intangible assets consist of intellectual property acquired in connection with the acquisitions of the Vayu and GAC assets in April 2025. Intangible assets are amortized on a straight-line basis over their estimated useful lives.

During the year ended December 31, 2025, the Company identified indicators of impairment related to certain amortizable intangible assets associated both the Dynamic Aerospace Systems and Dynamic Deliveries reporting units. These indicators included slower-than-expected development of new revenue streams resulting in lower-than-expected operating results and revised projections of future cash flows attributable to the related technology.

The Company performed a recoverability test for the asset group in accordance with ASC 360, Property, Plant, and Equipment – Impairment or Disposal of Long-Lived Assets, by comparing the carrying value of the asset group to the undiscounted future cash flows expected to be generated by the asset group. No impairment of intangible assets was recorded as the undiscounted cash flows exceeded the carrying value of the asset groups.

The carrying values of the intellectual property intangible assets were as follows as of December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024

Vayu intellectual property	$1,389,678	$-
GAC intellectual property	791,362	-
Software platform	-	309,968

Total intellectual property	2,181,040	309,968
Less: accumulated amortization	(233,683)	(111,775)
Less: impairment of intangible asset	-	(198,193)

Intangible assets, net	$1,947,357	$-

Between 2021 and 2023, the legacy business developed and expanded its online software platform for a total cost of $309,968. The Company recognized an impairment charge of $198,193 to write the intangible asset carrying value to $-0- in the year ended December 31, 2024.

Amortization expense related to intangible assets was $233,683 and $58,754 in the years ended December 31, 2025 and 2024, respectively.

Future amortization expense of intangible assets is expected to be as follows:

2026	$311,577
2027	311,577
2028	311,577
2029	311,577
Thereafter	701,049

Total future amortization expense	$1,947,357